Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)		Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Goodwill [Line Items]
Goodwill, Gross		¥ 1,632,113			¥ 1,632,113		¥ 1,568,653
Goodwill, Impaired, Accumulated Impairment Loss		(1,632,113)			(1,568,653)		(1,382,149)
Goodwill		0			63,460		186,504	$ 0
Transaction during the year
Addition	[1]				63,460
Goodwill impairment recognized during the year		(63,460)	[2]	$ (9,240)	(186,504)	[2]	0
LVB focused online business
Goodwill [Line Items]
Goodwill, Gross		1,568,653			1,568,653		1,568,653
Goodwill, Impaired, Accumulated Impairment Loss		(1,568,653)			(1,568,653)		(1,382,149)
Goodwill		0			0		¥ 186,504
Transaction during the year
Goodwill impairment recognized during the year	[2]	0			(186,504)
Brands And customized services business
Goodwill [Line Items]
Goodwill, Gross		63,460			63,460
Goodwill, Impaired, Accumulated Impairment Loss		(63,460)			0
Goodwill		0			63,460
Transaction during the year
Addition	[1]				63,460
Goodwill impairment recognized during the year	[2]	¥ (63,460)			¥ 0

[1]	During the year ended March 31, 2022, the addition in goodwill was in relation to the acquisition of Ruisha Technology in July 2021 (Note 3).
[2]	Goodwill impairment